UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        08/14/2007
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      1154496
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    34999  1057692 SH       SOLE                  1057692
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    36626   349222 SH       SOLE                   349222
BOEING CO                       COM             097023105    39201   407665 SH       SOLE                   407665
BIG LOTS INC                    COM             089302103    35856  1218763 SH       SOLE                  1218763
BMC SOFTWARE INC                COM             055921100    34563  1140697 SH       SOLE                  1140697
CATERPILLAR INC DEL             COM             149123101    40619   518759 SH       SOLE                   518759
COMCAST CORP NEW                COM             20030N101    37267  1325291 SH       SOLE                  1325291
CISCO SYS INC                   COM             17275R102    35384  1270529 SH       SOLE                  1270529
CSX CORP                        COM             126408103    45491  1009124 SH       SOLE                  1009124
DIRECTV GROUP INC               COM             25459L106    36580  1582869 SH       SOLE                  1582869
EMERSON ELEC CO                 COM             291011104    37465   800542 SH       SOLE                   800542
GENERAL ELECTRIC CO             COM             369604103    36445   952054 SH       SOLE                   952054
GOLDMAN SACHS GROUP INC         COM             38141G104    37718   174016 SH       SOLE                   174016
GOODYEAR TIRE & RUBR CO         COM             382550101    41413  1191406 SH       SOLE                  1191406
HEWLETT PACKARD CO              COM             428236103    38776   869036 SH       SOLE                   869036
INTERNATIONAL BUSINESS MACHS    COM             459200101    39436   374693 SH       SOLE                   374693
KOHLS CORP                      COM             500255104    37574   528990 SH       SOLE                   528990
LEHMAN BROS HLDGS INC           COM             524908100    34900   460428 SH       SOLE                   460428
MCDONALDS CORP                  COM             580135101    39283   773904 SH       SOLE                   773904
MONSANTO CO NEW                 COM             61166W101    48819   722812 SH       SOLE                   722812
OFFICEMAX INC DEL               COM             67622P101    28230   718325 SH       SOLE                   718325
ORACLE CORP                     COM             68389X105    37141  1884351 SH       SOLE                  1884351
PFIZER INC                      COM             717081103    34237  1338937 SH       SOLE                  1338937
PACTIV CORP                     COM             695257105    34693  1087910 SH       SOLE                  1087910
ROHM & HAAS CO                  COM             775371107    37601   687663 SH       SOLE                   687663
DONNELLEY R R & SONS CO         COM             257867101    42559   978144 SH       SOLE                   978144
RADIOSHACK CORP                 COM             750438103    42827  1292291 SH       SOLE                  1292291
AT&T INC                        COM             00206R102    44866  1081098 SH       SOLE                  1081098
TEREX CORP NEW                  COM             880779103    48376   595035 SH       SOLE                   595035
WAL MART STORES INC             COM             931142103    35551   738945 SH       SOLE                   738945